NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

10. NON-CONTROLLING INTERESTS

In July 2021, the Group’s major operational subsidiary Xinjiang Daqo completed its IPO in China and started trading on the Shanghai Stock Exchange’s Sci-Tech Innovation Board. The IPO raised net proceeds of approximately $935.0 million, of which, $344.3 million was recorded in non-controlling interest and $590.7 million was recorded in additional paid-in capital. Following the IPO, the Company holds approximately a total ownership of 80.7% of Xinjiang Daqo, directly and indirectly. Xinjiang Daqo’s non-controlling interests’ ownership of the subsidiary changed from 4.40% to 19.30% due to the IPO.

In June 2022, the Company’s major operational subsidiary Xinjiang Daqo completed its follow-on private offering in China and. The offering raised net proceeds of $1.63 billion, of which, $742.8 million was recorded in the non-controlling interest and $878.8 million was recorded in the additional paid in capital. Following the private offering, the Company holds approximately a total ownership of 72.68% of Xinjiang Daqo, directly and indirectly. The non-controlling interests' ownership of the subsidiary changed to 27.32% due to the private offering.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Daqo New Energy Corp. shareholders:

	Year ended December 31,
	2020	2021	2022
Net income attributable to Daqo New Energy Corp. shareholders	$129,195	$748,924	$1,819,801
Transfers from the non-controlling interests:
Increase in the Company’s paid-in capital from sale of non-controlling interest	3,658	—	—
Decrease in the Company’s paid-in capital from acquisition of non-controlling interest	—	—	(386)
Increase in the Company’s paid-in capital from subsidiary’s offering of its equity interests to third parties	—	594,301	878,768
Net transfers from non-controlling interests	3,658	594,301	878,382
Change from net income attributable to Daqo New Energy Corp. shareholders and transfers from non-controlling interests	132,853	1,343,225	2,698,183